NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS AND BASIS OF PRESENTATION [Abstract]
Nature of Operations [Text Block]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

PDC Energy, Inc. ("PDC," "PDC Energy," "we," "us" or "the Company") is a domestic independent natural gas and crude oil company engaged in the exploration for and the acquisition, development, production and marketing of natural gas, NGLs and crude oil. As of December 31, 2012, we owned an interest in approximately 7,200 gross wells located primarily in the Wattenberg Field, Utica Shale, Appalachian Basin, northeast Colorado and Piceance Basin. We are engaged in two business segments: (1) Oil and Gas Exploration and Production and (2) Gas Marketing.

The consolidated financial statements include the accounts of PDC, our wholly owned subsidiaries, an entity in which we have a controlling financial interest (2010 only) and our proportionate share of PDC Mountaineer, LLC ("PDCM") and our 21 affiliated partnerships. Pursuant to the proportionate consolidation method, our accompanying consolidated financial statements include our pro rata share of assets, liabilities, revenues and expenses of the entities which we proportionately consolidate. All material intercompany accounts and transactions have been eliminated in consolidation.

The preparation of our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires us to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Estimates which are particularly significant to our consolidated financial statements include estimates of natural gas, NGLs and crude oil sales revenue, natural gas, NGLs and crude oil reserves, future cash flows from natural gas and crude oil properties, valuation of derivative instruments and valuation of deferred income tax assets.

Certain reclassifications have been made to prior period financial statements to conform to the current year presentation. The reclassifications are mainly attributable to reporting as discontinued operations the results of operations related to the sale of our Piceance Basin and NECO oil and gas properties. See Note 14, Assets Held for Sale, Divestitures and Discontinued Operations, for additional information regarding the divestiture. In addition, accretion of asset retirement obligations have been reclassified out of the statement of operations line item production cost and into accretion of asset retirement obligations. Deferred income taxes have been reclassified out of the balance sheet line item prepaid expenses and other current assets and into deferred income taxes. Prepaid well costs write-offs have been reclassified out of the statement of cash flows line item changes in other assets and into prepaid well costs write-offs. These reclassifications had no impact on previously reported cash flows, net income, earnings per share or shareholders' equity.